Selected Statements of Profit or Loss Data - Schedule of Cost of Revenue from Cryptoassets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost of Revenue from Cryptoassets [Line Items]
Total cost of revenue from cryptoassets	$ 12,932,009	$ 11,816,192	$ 3,303,910
Cost of sale from cryptoassets [Member]
Schedule of Cost of Revenue from Cryptoassets [Line Items]
Total cost of revenue from cryptoassets	12,899,647	11,802,307	3,295,907
Cost of distribution of staking [Member]
Schedule of Cost of Revenue from Cryptoassets [Line Items]
Total cost of revenue from cryptoassets	22,784	11,968	6,381
Cost of distribution of blockchain rewards [Member]
Schedule of Cost of Revenue from Cryptoassets [Line Items]
Total cost of revenue from cryptoassets	2,611	1,449	1,352
Change in fair value of cryptoassets held, net [Member]
Schedule of Cost of Revenue from Cryptoassets [Line Items]
Total cost of revenue from cryptoassets	$ 6,967	$ 468	$ 270